UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                               ---------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     11/14/07
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                                   Page 1 of 5
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                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         42
                                        --------------------

Form 13F Information Table Value Total:       229,192
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

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
                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

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        Column 1            Column 2    Column 3    Column 4       Column 5          Column 6     Column 7        Column 8

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     NAME OF ISSUER         TITLE OF     CUSIP       VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
                             CLASS                  (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              SOLE   SHARED   NONE
ADOLOR CORPORATION              COM      00724X102      340     99,339   SH            Defined        1                99,339
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ADVANCED LIFE SCIENCES          COM      00765H107    1,944  1,086,261   SH            Defined        1             1,086,261
HOLDINGS, INC.
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ANADYS PHARMACEUTICALS,         COM      03252Q408    3,773  1,840,600   SH            Defined        1             1,840,600
INC.
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A.P. PHARMA, INC.               COM      00202J203    2,485  1,212,121   SH            Defined        1             1,212,121
-----------------------------------------------------------------------------------------------------------------------------------
ARADIGM CORPORATION             COM      038505301      451    339,000   SH            Defined        1               339,000
-----------------------------------------------------------------------------------------------------------------------------------
ARQULE, INC.                    COM      04269E107   25,557  3,584,450   SH            Defined        1             3,584,450
-----------------------------------------------------------------------------------------------------------------------------------
AUTOIMMUNE, INC.                COM      052776101    4,903  3,605,297   SH            Defined        1             3,605,297
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AVALON PHARMACEUTICALS,         COM      05346P106    7,194  1,262,028   SH            Defined        1             1,262,028
INC.
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AVIGEN, INC.                    COM      053690103   10,396  1,925,237   SH            Defined        1             1,925,237
-----------------------------------------------------------------------------------------------------------------------------------
COLEY PHARMACEUTICAL GROUP,     COM      19388P106      214     68,300   SH            Defined        1                68,300
INC.
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COMBINATORX, INC.               COM      20010A103      933    149,349   SH            Defined        1               149,349
-----------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORPORATION             COM      23126R101    2,169  1,571,411   SH            Defined        1             1,571,411
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CURIS, INC.                     COM      231269101    4,351  4,439,541   SH            Defined        1             4,439,541
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CYPRESS BIOSCIENCES, INC.       COM      232674507   26,029  1,901,284   SH            Defined        1             1,901,284
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DEPOMED, INC.                   COM      249908104    1,366   666,400    SH            Defined        1               666,400
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FLAMEL TECHNLOGIES S.A.         COM      338488109    3,133    348,547   SH            Defined        1               348,547
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GENAERA CORPORATION             COM      36867G209    2,210    778,039   SH            Defined        1               778,039
-----------------------------------------------------------------------------------------------------------------------------------
GENELABS TECHNOLOGIES,          COM      368706206    1,114    586,198   SH            Defined        1               586,198
INC.
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IMMUNOGEN, INC.                 COM      45253H101   13,083  2,813,476   SH            Defined        1             2,813,476
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INFINITY PHARMACEUTICALS, INC.  COM      45665G303      988    109,000   SH            Defined        1               109,000
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IOMAI CORPORATION               COM      46202P103      732    381,500   SH            Defined        1               381,500
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KOSAN BIOSCIENCES               COM      50064W107    1,977    394,661   SH            Defined        1               394,661
INCORPORATED
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LEXICON GENETICS                COM      528872104   14,404  4,163,027   SH            Defined        1             4,163,027
INCORPORATED
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LIGAND PHARMACEUTICALS
INCORPORATED                    COM      53220K207    2,932    549,000   SH            Defined        1               549,000
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METABASIS THERAPEUTICS,         COM      59101M105      991    339,400   SH            Defined        1               339,400
INC.
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NEKTAR THERAPUTICS              COM      640268108      442     50,000   SH            Defined        1                50,000
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NEUROBIOLOGICAL                 COM      64124W106    1,259    363,755   SH            Defined        1               363,755
TECHNOLOGIES, INC.
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NEUROCRINE BIOSCIENCE INC.      COM      64125C109    1,779    177,900   SH            Defined        1               177,900
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NOVACEA, INC.                   COM      66987B103      733     91,500   SH            Defined        1                91,500
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NPS PHARMACEUTICALS, INC.       COM      62936P103    6,406  1,114,000   SH            Defined        1             1,114,000
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ORTHOLOGIC CORP.                COM      68750J107    5,069  3,595,308   SH            Defined        1             3,595,308
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OSTEOLOGIX, INC.                COM      68858P104      886    757,574   SH            Defined        1               757,574
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PALATIN TECHNOLOGIES, INC.      COM      696077304      672  1,679,300   SH            Defined        1             1,679,300
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PHARMACOPEIA DRUG               COM      7171EP101   13,600  2,377,590   SH            Defined        1             2,377,590
DISCOVERY, INC.
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RENOVIS, INC.                   COM      759885106   10,371  2,686,675   SH            Defined        1             2,686,675
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REPLIGEN CORPORATION            COM      759916109    9,011  2,080,950   SH            Defined        1             2,080,950
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SGX PHARMACEUTICALS, INC.       COM      78423C108   10,885  1,769,900   SH            Defined        1             1,769,900
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SIRTRIS PHARMACEUTICALS, INC.   COM      82968A105   13,150    769,878   SH            Defined        1               769,878
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SUNESIS PHARMACEUTICALS,        COM      867328502      587    254,092   SH            Defined        1               254,092
INC.
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TAPESTRY                        COM      876031204    1,994  1,320,400   SH            Defined        1             1,320,400
PHARMACEUTICALS, INC.
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TARGACEPT, INC.                 COM      87611R306    9,475  1,053,830   SH            Defined        1             1,053,830
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VIACELL, INC.                   COM      92554J105    9,204  1,949,900   SH            Defined        1             1,949,900
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